Share capital - Disclosure of stock options outstanding (Details) shares in Thousands, $ / shares in Thousands	Dec. 31, 2019 yr	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options outstanding (in shares)		6,172		7,822	7,591	4,864
Weighted average remaining contractual life of outstanding share options (in years) | yr	7.86
Options exercisable – End of year (in shares)				3,417	4,510
Exercise price range one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options outstanding (in shares)				268
Weighted average remaining contractual life of outstanding share options (in years) | yr	1.91
Options exercisable – End of year (in shares)				267
Exercise price range two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options outstanding (in shares)				1,107
Weighted average remaining contractual life of outstanding share options (in years) | yr	4.82
Options exercisable – End of year (in shares)				1,020
Exercise price range three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options outstanding (in shares)				2,325
Weighted average remaining contractual life of outstanding share options (in years) | yr	7.85
Options exercisable – End of year (in shares)				1,143
Exercise price range four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options outstanding (in shares)				715
Weighted average remaining contractual life of outstanding share options (in years) | yr	9.27
Options exercisable – End of year (in shares)				95
Exercise price range five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options outstanding (in shares)				3,301
Weighted average remaining contractual life of outstanding share options (in years) | yr	9.07
Options exercisable – End of year (in shares)				842
Exercise price range six
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options outstanding (in shares)				76
Weighted average remaining contractual life of outstanding share options (in years) | yr	7.32
Options exercisable – End of year (in shares)				50
Exercise price range seven
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options outstanding (in shares)				30
Weighted average remaining contractual life of outstanding share options (in years) | yr	9.96
Options exercisable – End of year (in shares)				0
Top of range | Exercise price range one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			$ 3.96
Top of range | Exercise price range two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			4.73
Top of range | Exercise price range three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			6.92
Top of range | Exercise price range four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			7.85
Top of range | Exercise price range five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			8.97
Top of range | Exercise price range six
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			9.45
Top of range | Exercise price range seven
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			24.59
Bottom of range | Exercise price range one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			3.50
Bottom of range | Exercise price range two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			4.21
Bottom of range | Exercise price range three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			6.19
Bottom of range | Exercise price range four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			7.06
Bottom of range | Exercise price range five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			8.04
Bottom of range | Exercise price range six
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			9.45
Bottom of range | Exercise price range seven
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			$ 23.99